Long-term Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt		$ 21,547	$ 20,264
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Interest rate minimum (percent)		0.70%	0.70%
Interest rate maximum (percent)		5.939%	6.92%
Maturity - Minimum Date		2016
Maturity - Maximum Date		2025
Long-term debt		$ 17,724	$ 16,122
Floating Rate Senior Notes
Debt Instrument [Line Items]
Interest rate minimum (percent)		0.41%	0.06%
Interest rate maximum (percent)		1.48%	0.82%
Maturity - Minimum Date		2018
Maturity - Maximum Date		2038
Long-term debt		$ 2,378	$ 2,178
Qualifying subordinated debt
Debt Instrument [Line Items]
Interest rate minimum (percent)	[1]	5.45%	4.95%
Interest rate maximum (percent)	[1]	7.50%	7.50%
Maturity - Minimum Date	[1]	2016
Maturity - Maximum Date	[1]	2021
Long-term debt	[1]	$ 1,150	$ 1,655
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate minimum (percent)	[1]	6.37%	6.37%
Interest rate maximum (percent)	[1]	6.37%	6.37%
Maturity - Minimum Date	[1]	2036
Long-term debt	[1]	$ 295	$ 309

[1]	Fixed rate.